CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Cash flows from operating activities:
Net income	$ 282.4	$ 599.2	$ 596.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, Amortization and Accretion, Net	487.6	205.9	190.5
Provision for deferred income taxes	25.6	(18.1)	6.7
Stock-based compensation expense	53.2	38.3	37.0
Amortization of Financing Costs and Discounts	64.7	0.0	0.0
Other non-cash adjustments to net income	7.7	4.3	4.6
Changes in assets and liabilities increasing (decreasing) cash and cash equivalents:
Merchandise inventories	(87.8)	(6.0)	(67.7)
Prepaids and other current assets	(63.5)	(12.2)	26.1
Accounts payable	183.9	41.9	46.9
Income taxes payable	3.1	(4.6)	(32.3)
Other current liabilities	(164.1)	87.5	(2.9)
Other liabilities	(11.9)	(9.4)	(11.5)
Net cash provided by operating activities	780.9	926.8	794.1
Cash flows from investing activities:
Capital expenditures	(480.5)	(325.6)	(330.1)
Payments to Acquire Businesses, Net of Cash Acquired	(6,527.7)		0.0
Purchase of restricted cash and investments	(23.7)	(6.8)	(8.8)
Proceeds from sale of restricted investments	53.0	15.8	15.0
Payments for (Proceeds from) fixed assets disposition	0.5	1.6	(0.8)
Acquisition of favorable lease rights		0.0	(0.3)
Net cash used in investing activities	(6,978.4)	(315.0)	(325.0)
Cash flows from financing activities:
Principal payments for long-term debt	(5,926.7)	(12.8)	(271.5)
Proceeds from long-term debt, net of discount	12,130.2	0.0	770.0
Debt Issuance Cost	(159.8)	(11.8)	0.0
Payments for share repurchases	0.0	0.0	(1,112.1)
Proceeds from stock issued pursuant to stock-based	13.9	5.5	6.0
Tax benefit of exercises/vesting of equity-based compensation	12.8	4.5	9.8
Net cash provided by (used in) financing activities	6,070.4	(14.6)	(597.8)
Effect of exchange rate changes on cash and cash equivalents	(0.9)	(0.8)	(3.5)
Net increase (decrease) in cash and cash equivalents	(128.0)	596.4	(132.2)
Cash and cash equivalents at beginning of year	864.1	267.7	399.9
Cash and cash equivalents at end of year	736.1	864.1	267.7
Cash paid for:
Interest, net of amounts capitalized	487.0	33.9	14.5
Income taxes	138.4	372.3	373.2
Capital Expenditures Incurred but Not yet Paid	0.0	0.0	0.0
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 0.0	$ 0.0	$ 0.0